Borrowings and financial liabilities - Main characteristics of the warrants (Details) € / shares in Units, € in Thousands, R$ in Thousands							12 Months Ended
	Nov. 19, 2021 EUR (€) € / shares shares	Nov. 19, 2021 BRL (R$) shares	Apr. 30, 2020 € / shares	Dec. 27, 2019 EUR (€) € / shares shares	Aug. 21, 2019 EUR (€) € / shares shares	Jul. 10, 2015 € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Warrant Disclosure [Line Items]
Warrant term	7 years	7 years	5 years			4 years	6 years 10 months 17 days
Valuation model based on Black-Scholes
Number of warrants outstanding | shares	2,218,293	2,218,293					2,218,293
Exercise price per share | € / shares	€ 0.56		€ 0.27			€ 6.00	€ 0.56
Valuation input							0.96
Change in Fair Value of Warrants							€ 77
Value of the equity instrument							€ 5,705	€ 2,268	€ (8,284)	€ 7,006
Fair value of warrants | R$		R$ 62
Deferred tax liabilities on the issuance of warrants								80
Deferred tax benefit								€ 80
Maturity
Warrant Disclosure [Line Items]
Warrant term	10 years	10 years
Volatility
Valuation model based on Black-Scholes
Valuation input	85.41	85.41					85.41
Risk-free rate
Valuation model based on Black-Scholes
Valuation input	(0.49)	(0.49)					(0.49)
BSA Warrants Detached From NEGMA ORNANE
Warrant Disclosure [Line Items]
Warrant term							5 years
NEGMA Tranche 1 warrants
Warrant Disclosure [Line Items]
Warrant term							7 years
Valuation model based on Black-Scholes
Number of warrants outstanding | shares					585,936
Exercise price per share | € / shares					€ 0.64
Value of the equity instrument					€ 175
NEGMA Tranche 1 warrants | Maturity
Valuation model based on Black-Scholes
Valuation input					3
NEGMA Tranche 1 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input					83.16
NEGMA Tranche 1 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input					(0.96)
NEGMA Tranche 2 warrants
Valuation model based on Black-Scholes
Number of warrants outstanding | shares				694,444
Exercise price per share | € / shares				€ 0.27
Value of the equity instrument				€ 111
NEGMA Tranche 2 warrants | Maturity
Valuation model based on Black-Scholes
Valuation input				3
NEGMA Tranche 2 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input				119.15
NEGMA Tranche 2 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input				(0.96)
Warrants 2021 to Kreos [Member]
Valuation model based on Black-Scholes
Fair value of warrants	€ 711						€ 788
Warrants 2018 to Kreos [Member]
Valuation model based on Black-Scholes
Number of warrants outstanding | shares	442,477	442,477
Exercise price per share | € / shares	€ 2.67
Warrants 2018 to Kreos [Member] | Maturity
Valuation model based on Black-Scholes
Valuation input	3.75	3.75
Warrants 2018 to Kreos [Member] | Volatility
Valuation model based on Black-Scholes
Valuation input	96.40	96.40
Warrants 2018 to Kreos [Member] | Risk-free rate
Valuation model based on Black-Scholes
Valuation input	(0.70)	(0.70)